Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events [Abstract]
Subsequent events
18.	Subsequent events

a.
On January 5, 2024, the Group signed a loan agreement with Fínamo for $350,000,000 with an annual interest rate of 17%; funds were received on the same date. On January 5, 2024, the Group signed a loan agreement with Fínamo for U.S.$26,000,000 with an annual interest rate of 15%. The funds were received on January 18, 2024, and part of this loan was used to pay the $350,000,000 described above. Unit 3 of the land in Grand Island was given as guarantee under this loan agreement.

b.	On January 26, 2024, February 26, 2024 and March 26, 2024, the Group received U.S.$70,000, U.S.$316,000 and U.S.$311,000, respectively, from the U.S.$2,500,000 Exitus loan (see Note 10.6).

c.	On February 1, 2024, the Group received U.S.$6,000,000 related to the tranche C of the Syndicated loan.

d.
On February 23, 2024 the Securities and Exchange Commission gave notice of effectiveness to the Registration Statement on Form F-4 related to the BCA described in Note 1.b.2. On March 1, 2024, Murano Global Investments Limited converted from a private limited company to a public limited company operating under the name Murano Global Investments PLC.

As part of the BCA, on March 8, 2024, the Group conducted a capital restructuring that resulted in Murano Global Investments PLC becoming the ultimate parent company of the Group and Murano PV, S. A. de C. V. as an intermediate holding company of the Group, a subsidiary of Murano Global Investments PLC and owner of the Mexican structure.

On March 20, 2024, Murano Global Investments Limited PLC and HCM completed the BCA and as a result there were 79,242,873 ordinary shares and 16,875,000 warrants outstanding as of that date. The Group’s original shareholder obtained 87.2% of the total outstanding shares, HCM’s sponsor obtained 11.1%, certain vendors obtained 1.6% and the rest of HCM’s shareholders 0.1%. HCM does not meet the definition of a “business” under IFRS 3 Business Combinations given it consisted predominantly of cash in trust account, therefore, there is no acquisition accounting and no recognition of goodwill or intangible assets. Instead, the merger as defined in the BCA is accounted for as a capital reorganization for which the Group applied IFRS 2 Share-based payment. Also, in accordance with IFRS 2 Share-based Payment, the difference in the fair value of the shares issued by the Group over the identifiable net assets of HCM at historical cost will be acIncreaseDecreaseInNumberOfOrdinarySharesIssuedcounted for as share-based compensation.

On March 21, 2024 its common stock and warrants began trading on the Nasdaq Capital Market under the ticker symbols “MRNO” and “MRNOW”, respectively.

As of the date of these combined financial statements, the Group is evaluating the economic impact of the BCA in the ultimate parent company of the Group. The Group considers that the following items will have an economic impact resulting from this operation: cash and cash equivalents, common stock, accrued expenses and transaction costs. The estimation of these impacts is conducted in accordance with IFRS 2.

e.
During the first quarter of 2024, the debt service reserve account under the Fideicomiso 2000’s syndicated secured mortgage loan was not fully funded at test day, the Group requested a waiver from the lenders, which was granted on March 19, 2024 a temporary waiver for this covenant breach was obtained until May 1, 2024.

f.	On March 27, 2024, Murano World, S. A. de C. V. increased its credit line with Santander from U.S.$1,500,000 to U.S.$2,000,000.

g.
On April 4, 2024, the Group amended the loan agreement signed between Inmobiliaria Insurgentes 421 and Bancomext. The main change included postponing the capital payments calendar from April 2024 to April 2025, as well as obtained an event of default waiver by Bancomext, as lender, in connection with the funding obligations of the debt service reserve accounts. As a result of such waiver, the parties thereto executed an amendment and waiver agreement  to provide for the new terms and conditions with respect to the funding obligations of the debt service reserve accounts. Therefore, as of this date such events of default under the Insurgentes Loan have been waived by the lender.

h.	On April 9, 2024, Murano PV, S. A. de C. V. signed a loan agreement with Fínamo for $100,000,000 with maturity in 6 months and a fixed annual interest rate of 22%.

i.
On April 9, 2024, an assignment and adhesion to the syndicated secured mortgage loan of Fideicomiso Murano 2000 (GIC I Trust) was executed by and between Avantta Sentir Común, S. A. de C.V., SOFOM, E.N.R., as adherent creditor and assignee, Sabcapital, S.A. de C.V., SOFOM, E.R., as the assignor, with the appearance of Sabadell in its capacity as administrative and collateral agent and the GIC I Trust (the “GIC Loan Assignment”) whereby the assignor assigned and transferred to the assignee its rights and obligations owned as a Tranche C creditor representing 60% of the tranche C commitment, amounting to U.S. $6,000,000.00 as the assigned amount.

j.	On April 11, 2024, the Group received $137,615,652 from the credit line with Bancomext to finance VAT receivable.